INTANGIBLES, NET (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	May 19, 2023	Dec. 09, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 464,589	$ 0
Note payable			577,480		$ 93,744
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Noncompete agreement			10,333,144
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Noncompete agreement			275,447
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Noncompete agreement			$ 72,886
WTI Global Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Consideration transferred		$ 687,500
Note payable		170,000
Equity infusion		517,500
Titan Trucking LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense					68,750
Consideration transferred	$ 27,162,222
Note payable in exchange for intangible asset purchase					170,000
Member contributions in exchange for intangible asset purchase					$ 517,500
Titan Trucking LLC [Member] | Purchase Agreement [Member] | WTI Global Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for intangible assets		687,500
Note payable in exchange for intangible asset purchase		170,000
Member contributions in exchange for intangible asset purchase		$ 517,500